INCOME TAXES	12 Months Ended
Aug. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The components of income from continuing operations before income taxes were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
United States	$2,385	$1,954	$1,640
Outside United States	1,044	1,034	734
Total	$3,429	$2,988	$2,374

The components of income tax provision from continuing operations were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Current:
U.S. federal	$432	$301	$330
U.S. state	52	49	43
Outside United States	305	310	271
Total Current	$789	$660	$644
Deferred:
U.S. federal	159	252	151
U.S. state	1	15	37
Outside United States	(34)	(26)	(115)
Total Deferred	126	241	73
Total	$915	$901	$717

Factors causing Monsanto’s income tax provision from continuing operations to differ from the U.S. federal statutory rate were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
U.S. Federal Statutory Rate	$1,200	$1,046	$831
U.S. R&D Tax Credit	(43)	(15)	(34)
U.S. Domestic Manufacturing Deduction	(68)	(67)	(37)
Lower Taxes on Foreign Operations	(78)	(67)	(98)
State Income Taxes	43	42	52
Valuation Allowances	—	12	(7)
Adjustment for Unrecognized Tax Benefits	(110)	(59)	(1)
Other	(29)	9	11
Income Tax Provision	$915	$901	$717

Deferred income tax balances are related to:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Net Operating Loss and Other Carryforwards	$455	$601
Employee Fringe Benefits	335	412
Inventories	137	132
Restructuring and Impairment Reserves	130	148
Environmental and Litigation Reserves	99	73
Royalties	95	106
Intangibles	71	122
Allowance for Doubtful Accounts	46	45
Other	239	225
Valuation Allowance	(47)	(50)
Total Deferred Tax Assets	$1,560	$1,814
Property, Plant and Equipment	571	546
Intangibles	403	407
Other	60	119
Total Deferred Tax Liabilities	1,034	1,072
Net Deferred Tax Assets	$526	$742

As of Aug. 31 2013, Monsanto had available approximately $970 million in net operating loss carryforwards (NOLs), most of which related to Brazilian operations, which have an indefinite carryforward period. Monsanto also had available approximately $34 million of U.S. foreign tax credit carryforwards, which expire from 2018 through 2020. Management regularly assesses the likelihood that deferred tax assets will be recovered from future taxable income. To the extent management believes that it is more likely than not that a deferred tax asset will not be realized, a valuation allowance is established. As of Aug. 31 2013, management continues to believe it is more likely than not that the company will realize the deferred tax assets in Brazil and the United States.
Income taxes and remittance taxes have not been recorded on approximately $3.3 billion of undistributed earnings of foreign operations of Monsanto, because Monsanto intends to reinvest those earnings indefinitely. It is not practicable to estimate the income tax liability that might be incurred if such earnings were remitted to the United States.
Tax authorities regularly examine the company’s returns in the jurisdictions in which Monsanto does business. Due to the nature of the examinations, it may take several years before they are completed. Management regularly assesses the tax risk of the company’s return filing positions for all open years. During fiscal years 2013 and 2012, Monsanto recorded favorable adjustments to the income tax reserve as a result of the resolution of various domestic and foreign income tax matters.
As of Aug. 31, 2013, Monsanto had total unrecognized tax benefits of $167 million, of which $116 million would favorably impact the effective tax rate if recognized. As of Aug. 31, 2012, Monsanto had total unrecognized tax benefits of $288 million, of which $221 million would favorably impact the effective tax rate if recognized.
Accrued interest and penalties included in other liabilities in the Statements of Consolidated Financial Position were $37 million and $51 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively. Monsanto recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax provision within the Statements of Consolidated Operations. For the 12 months ended Aug. 31, 2013, the company recognized $10 million of income tax benefit for interest and penalties. For the 12 months ended Aug. 31, 2012, the company recognized less than $1 million of income tax expense for interest and penalties. For the 12 months ending Aug. 31, 2011, the company recognized $8 million of income tax expense for interest and penalties.
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

(Dollars in millions)	2013	2012
Balance Sept. 1	$288	$348
Increases for prior year tax positions	14	24
Decreases for prior year tax positions	(118)	(71)
Increases for current year tax positions	14	11
Settlements	(4)	(3)
Lapse of statute of limitations	(23)	(13)
Foreign currency translation	(4)	(8)
Balance Aug. 31	$167	$288

Monsanto operates in various countries throughout the world and, as a result, files income tax returns in numerous jurisdictions. These tax returns are subject to examination by various federal, state and local tax authorities. For Monsanto’s major tax jurisdictions, the tax years that remain subject to examination are shown below:

Jurisdiction
U.S. federal income tax	2011-2013
U.S. state and local income taxes	2000-2013
Argentina	2001-2013
Brazil	2002-2013

If the company’s assessment of unrecognized tax benefits is not representative of actual outcomes, the company’s consolidated financial statements could be significantly impacted in the period of settlement or when the statute of limitations expires. Management estimates that it is reasonably possible that the total amount of uncertain tax benefits could decrease by as much as $55 million within the next 12 months, primarily as a result of the resolution of audits currently in progress in several jurisdictions involving issues common to large multinational corporations, and the lapsing of the statute of limitations in multiple jurisdictions.